UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Tiger Management L.L.C.

Address: 101 Park Avenue
         New York, NY 10178


13F File Number: 028-04623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Elouise P. Manhertz
Title:  Chief Financial Officer
Phone:  (212)984-8869


Signature, Place and Date of Signing:

/s/Elouise Manhertz             New York, New York           February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $567,940
                                       (thousand,s)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None



COL 1                          COL 2              COL 3       COL 4          COL 5          COL 6       COL 7        COL 8

                                                              VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE   SHARED  NONE
--------------                 --------------     -----       --------  -------   --- ----  ----------  ----    ----   ------  ----
51JOB INC                      SP ADR REP COM     316827104   12,885      275,623 SH        SOLE        SOLE    1      0       0
AMERICAN INTL GROUP INC        COM NEW            026874784   19,048      539,600 SH        SOLE        SOLE    1      0       0
APPLE INC                      COM                037833100   22,418       42,125 SH        SOLE        SOLE    1      0       0
BERKSHIRE HATHAWAY INC DEL     CL B NEW           084670702   20,093      224,000 SH        SOLE        SOLE    1      0       0
CALLIDUS SOFTWARE INC          COM                13123E500    3,427      754,900 SH        SOLE        SOLE    1      0       0
CAPITAL ONE FINL CORP          COM                14040H105   19,117      330,000 SH        SOLE        SOLE    1      0       0
CARNIVAL CORP                  PAIRED CTF         143658300   19,449      528,950 SH        SOLE        SOLE    1      0       0
CHARTER COMMUNICATIONS INC D   CL A NEW           16117M305   18,786      246,400 SH        SOLE        SOLE    1      0       0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH    167250109   14,299      308,500 SH        SOLE        SOLE    1      0       0
DAVITA HEALTHCARE PARTNERS I   COM                23918K108   15,132      136,900 SH        SOLE        SOLE    1      0       0
DOLE FOOD CO INC NEW           COM                256603101   14,005    1,221,034 SH        SOLE        SOLE    1      0       0
DOLLAR TREE INC                COM                256746108   15,647      385,763 SH        SOLE        SOLE    1      0       0
FLEETCOR TECHNOLOGIES INC      COM                339041105   16,186      301,700 SH        SOLE        SOLE    1      0       0
GOLDMAN SACHS GROUP INC        COM                38141G104    1,958       15,350 SH        SOLE        SOLE    1      0       0
GOOGLE INC                     CL A               38259P508   20,373       28,800 SH        SOLE        SOLE    1      0       0
HCA HOLDINGS INC               COM                40412C101   18,217      603,800 SH        SOLE        SOLE    1      0       0
KINDER MORGAN INC DEL          *W EXP 05/25/2017  49456B119   19,108    5,054,954 SH        SOLE        SOLE    1      0       0
LCA-VISION INC                 COM PAR $.001      501803308    3,496    1,226,777 SH        SOLE        SOLE    1      0       0
LIBERTY GLOBAL INC             COM SER A          530555101   22,470      356,895 SH        SOLE        SOLE    1      0       0
MARKET VECTORS ETF TR          JR GOLD MINERS E   57060U589   11,694      590,900 SH        SOLE        SOLE    1      0       0
MASTERCARD INC                 CL A               57636Q104   23,865       48,578 SH        SOLE        SOLE    1      0       0
NEXEN INC                      COM                65334H102      753       27,950 SH        SOLE        SOLE    1      0       0
OCWEN FINL CORP                COM NEW            675746309   23,524      680,091 SH        SOLE        SOLE    1      0       0
PRICELINE COM INC              COM NEW            741503403   18,612       30,000 SH        SOLE        SOLE    1      0       0
QUALCOMM INC                   COM                747525103   19,587      316,630 SH        SOLE        SOLE    1      0       0
RYANAIR HLDGS PLC              SPONSORED ADR      783513104    4,217      123,022 SH        SOLE        SOLE    1      0       0
RYMAN HOSPITALITY PPTYS INC    COM                78377T107   17,653      459,000 SH        SOLE        SOLE    1      0       0
SEALED AIR CORP NEW            COM                81211K100      851       48,600 SH        SOLE        SOLE    1      0       0
SIRIUS XM RADIO INC            COM                82967N108   12,896    4,462,300 SH        SOLE        SOLE    1      0       0
SOUFUN HLDGS LTD               ADR                836034108   15,162      606,461 SH        SOLE        SOLE    1      0       0
SUNCOR ENERGY INC NEW          COM                867224107    2,259       68,500 SH        SOLE        SOLE    1      0       0
THE ADT CORPORATION            COM                00101J106   24,152      519,500 SH        SOLE        SOLE    1      0       0
TRIPADVISOR INC                COM                896945201   13,834      330,000 SH        SOLE        SOLE    1      0       0
VALEANT PHARMACEUTICALS INTL   COM                91911K102   17,572      294,000 SH        SOLE        SOLE    1      0       0
VERISIGN INC                   COM                92343E102   17,120      441,000 SH        SOLE        SOLE    1      0       0
VISA INC                       COM CL A           92826C839   19,554      129,000 SH        SOLE        SOLE    1      0       0
WUXI PHARMATECH CAYMAN INC     SPON ADR SHS       929352102   18,182    1,154,418 SH        SOLE        SOLE    1      0       0
XPO LOGISTICS INC              COM                983793100   10,341      595,000 SH        SOLE        SOLE    1      0       0



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